Vessels, Net (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		6 Months Ended			11 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($)	Apr. 23, 2019 USD ($)	May 31, 2019 USD ($)	May 21, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 13, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Fees and costs related to vessels' regulatory requirements					$ 1,519		$ 5,767
Net cash proceeds from sale of vessels					0		$ 5,978
Drybulk vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired						5				4
Purchase price									$ 40,379
Proceeds From Lines Of Credit										$ 37,000
Panamax vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired						3		2
Ultra Handymax vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired						2
Drybulk, Panamax and Ultra-Handymax vessels
Property, Plant and Equipment [Line Items]
Purchase price						$ 56,050
Sub-Panamax vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired								3
Sub-Panamax and Panamax vessels
Property, Plant and Equipment [Line Items]
Purchase price					56,050			$ 56,083
Navios Galaxy I
Property, Plant and Equipment [Line Items]
Net cash proceeds from sale of vessels		$ 5,978
Vessel impairment losses	$ 7,345		$ 7,345
Sale price agreed in Memorandum of Agreement				$ 5,978
Three Containerships
Property, Plant and Equipment [Line Items]
Vessel impairment losses					$ 6,800
One Vessel
Property, Plant and Equipment [Line Items]
Vessel impairment losses									$ 29,335